OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
June 30, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Allegro CLO II-S, Ltd.
CLO secured notes - Class E(3)(6), 13.08% (LIBOR + 7.82%, due October 21, 2028)	06/24/2020	$ 5,500,000	$ 4,754,083	$ 3,513,400

CLO secured notes - Class D(3)(6), 11.01% (LIBOR + 5.75%, due October 21, 2028)	05/09/2023	8,950,000	7,111,863	7,151,050

Anchorage Capital CLO 4-R, Ltd.
CLO secured notes - Class E(3)(6)(11), 10.77% (LIBOR + 5.50%, due January 28, 2031)	11/04/2022	900,000	735,123	755,550

Ares XXXVII CLO Ltd.
CLO secured notes - Class ER(3)(6), 12.53% (LIBOR + 7.27%, due October 15, 2030)	06/23/2022	6,000,000	4,195,081	3,666,000

BlueMountain CLO 2015-4 Ltd.
CLO secured notes - Class ER(3)(6), 11.20% (LIBOR + 5.95%, due April 20, 2030)	01/19/2022	837,000	800,389	679,393

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(6), 13.51% (LIBOR + 8.21%, due July 30, 2030)	11/18/2019	8,500,000	6,612,740	4,726,850

BlueMountain Fuji US CLO II Ltd.
CLO secured notes - Class D(3)(6), 11.40% (LIBOR + 6.15%, due October 20, 2030)	11/09/2022	4,750,000	3,833,913	3,837,525

Elevation CLO 2017-6, Ltd.
CLO secured notes - Class F(3)(6), 13.66% (LIBOR + 8.40%, due July 15, 2029)	08/03/2022	2,500,000	1,971,552	1,437,750

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class FRR(3)(6), 13.26% (LIBOR + 8.00%, due October 15, 2030)	08/03/2021	3,425,000	3,139,806	1,817,648

Highbridge Loan Management 2013-2, Ltd.
CLO secured notes - Class ER(3)(6), 13.50% (LIBOR + 8.25%, due October 20, 2029)	04/20/2022	2,500,000	2,159,344	1,412,750

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6), 13.76% (LIBOR + 8.50%, due April 15, 2029)	03/26/2019	4,377,939	3,478,139	655,815

Midocean Credit CLO VI
CLO secured notes - Class F(3)(6), 13.26% (LIBOR + 8.01%, due April 20, 2033)	03/12/2021	4,000,000	3,346,384	2,852,000

Milford Park CLO, Ltd.
CLO secured notes - Class F(3)(17), 14.37% (SOFR + 9.32%, due July 20, 2035)	05/12/2022	1,000,000	963,125	945,700

Nassau 2017-II Ltd.
CLO secured notes - Class E(3)(6), 11.51% (LIBOR + 6.25%, due January 15, 2030)	01/07/2022	7,030,000	6,520,379	3,233,097

OFSI BSL VIII, Ltd.
CLO secured notes - Class E(3)(6), 11.65% (LIBOR + 6.39%, due August 16, 2029)	07/12/2022	4,000,000	3,066,780	3,098,000

OZLM IX, Ltd.
CLO secured notes - Class ERR(3)(6), 13.59% (LIBOR + 8.34%, due October 20, 2031)	06/16/2023	1,500,000	813,015	854,700

Rockford Tower CLO 2022-1, Ltd.
CLO secured notes - Class E(3)(17), 12.39% (SOFR + 7.34%, due July 20, 2035)	05/06/2022	3,750,000	3,715,631	3,248,250

Shackleton 2015-VII-R CLO, Ltd.
CLO secured notes - Class E(3)(6), 11.46% (LIBOR + 6.20%, due July 15, 2031)	07/21/2022	1,000,000	763,024	779,400

Sound Point CLO V-R, Ltd.
CLO secured notes - Class F(3)(6), 13.36% (LIBOR + 8.10%, due July 18, 2031)	05/25/2022	1,250,000	820,901	453,375

Venture XXI CLO, Limited
CLO secured notes - Class F(3)(6), 11.86% (LIBOR + 6.60%, due July 15, 2027)	07/28/2021	2,630,000	1,887,053	1,321,575

Venture XXI CLO, Limited
CLO secured notes - Class E(3)(6), 10.06% (LIBOR + 4.80%, due July 15, 2027)	12/08/2022	9,800,000	8,512,679	8,679,860

Venture XXV CLO, Limited
CLO secured notes - Class E(3)(6), 12.45% (LIBOR + 7.20%, due April 20, 2029)	04/21/2022	2,500,000	2,240,067	1,940,250

Wind River 2023-1 CLO Ltd.
CLO secured notes - Class E(3)(9)(17), 13.59% (SOFR + 8.52%, due April 25, 2036)	03/13/2023	9,000,000	8,645,154	8,651,250

Total Structured Finance - Debt Investments			$ 80,086,222	$ 65,711,188	8.17%
Total Collateralized Loan Obligation - Debt Investments			$ 80,086,222	$ 65,711,188	8.17%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments

522 Funding CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.88%, maturity April 15, 2035)	03/03/2023	24,300,000	11,175,292	9,207,318

AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 19.87%, maturity October 17, 2034)	08/25/2021	13,548,313	8,310,025	7,112,864
AIG CLO 2018-1, LLC
CLO subordinated notes(5)(7), (Estimated yield 31.41%, maturity April 20, 2032)	04/25/2023	9,607,250	5,634,356	5,476,133

Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 21, 2028)	02/06/2020	20,800,000	4,536,418	832,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 15, 2028)	03/04/2019	6,500,000	-	-

AMMC CLO XII, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity November 10, 2030)	09/10/2021	24,350,000	4,547,635	2,678,500

AMMC CLO 25, Limited
CLO subordinated notes(5)(7), (Estimated yield 29.40%, maturity April 15, 2035)	04/27/2022	19,000,000	13,914,342	13,870,000

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.57%, maturity April 13, 2031)	08/13/2020	11,000,000	5,864,608	4,080,161

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.71%, maturity January 28, 2031)	05/20/2019	9,000,000	4,917,865	3,375,000

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.26%, maturity January 15, 2030)	07/16/2019	27,316,000	16,045,278	11,844,642

Anchorage Capital CLO 7, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.94%, maturity January 28, 2031)	06/02/2020	12,750,000	4,990,904	4,335,000

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.35%, maturity July 15, 2034)	06/04/2021	22,500,000	18,187,600	13,950,000

Anchorage Capital CLO 25, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.56%, maturity April 20, 2035)	04/24/2023	10,000,000	6,674,687	6,700,000

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016	5,750,000	3,410,174	1,344,806

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 25, 2031)	03/14/2018	$ 12,420,000	$ 5,039,651	$ 1,204,611

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.95%, maturity April 18, 2032)	05/13/2019	17,500,000	12,859,567	6,095,413

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.92%, maturity October 25, 2032)	10/27/2020	4,500,000	2,649,995	1,855,385

Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 10.41%, maturity October 22, 2030)	06/24/2022	7,500,000	3,365,008	2,925,000

Apidos CLO XXIII
CLO subordinated notes(5)(7), (Estimated yield 20.20%, maturity April 15, 2033)	04/01/2022	5,000,000	3,312,442	2,900,300

Apidos CLO XXIV
CLO subordinated notes(5)(7), (Estimated yield 31.81%, maturity October 20, 2030)	02/10/2022	5,000,000	1,833,515	1,500,000

Apidos CLO XXXIV
CLO subordinated notes(5)(7), (Estimated yield 18.29%, maturity January 20, 2035)	01/13/2022	9,950,000	7,383,227	6,467,500

Arcadia Warehouse 2022, Ltd.
CLO subordinated warehouse notes(4)(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 20, 2023)	01/31/2022	1,578,125	1,578,125	1,065,392

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.17%, maturity October 28, 2034)	03/06/2019	27,871,690	12,941,020	8,291,390

Ares XXXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.08%, maturity April 17, 2033)	08/30/2021	26,500,000	10,003,172	7,152,135

Ares XXXVR CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 38.19%, maturity July 15, 2030)	09/13/2022	7,000,000	2,754,458	1,713,162

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.37%, maturity October 15, 2030)	02/12/2019	25,000,000	9,625,879	4,537,318

Ares XL CLO Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2029)	11/30/2017	31,683,000	7,097,723	3,726,900

Ares XLII CLO Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 22, 2028)	06/23/2021	21,910,000	8,440,881	2,935,444

ARES XLVI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.47%, maturity January 15, 2030)	01/25/2022	6,400,000	3,231,547	1,950,668

Ares XLIX CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 35.97%, maturity July 22, 2030)	08/19/2022	7,600,000	2,786,436	2,001,359

Ares LVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.13%, maturity January 25, 2035)	08/22/2022	21,200,000	13,044,022	10,166,404

Ares LXI CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 15.92%, maturity October 20, 2034)	08/25/2021	13,000,000	10,735,728	8,060,000

Ares LXVII CLO Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 19.35%, maturity January 25, 2036)	10/31/2022	9,180,000	7,791,205	6,602,693

Ares LXIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.42%, maturity April 15, 2035)	06/08/2023	7,200,000	4,802,326	4,851,067

Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.08%, maturity October 20, 2034)	09/20/2021	6,000,000	4,838,598	3,420,000

Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.40%, maturity January 18, 2035)	04/21/2022	6,000,000	4,013,762	2,760,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 17.28%, maturity January 23, 2048)	09/17/2019	21,000,000	13,849,488	11,550,000

Bain Capital Credit CLO 2023-1, Limited
CLO subordinated notes(5)(7)(9), (Estimated yield 19.35%, maturity April 16, 2036)	06/27/2023	6,100,000	4,248,490	4,239,500

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 17, 2028)	07/03/2018	26,900,000	2,748,141	-

Benefit Street Partners CLO V Ltd.
CLO preference shares (5)(7)(10)(19), (Estimated yield 0.00%, maturity October 20, 2026)	07/27/2015	11,500,000	486,128	70,150

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 15.85%, maturity October 20, 2030)	02/13/2020	27,980,000	12,758,511	7,274,800

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.61%, maturity April 20, 2030)	07/22/2020	9,644,700	3,760,559	2,218,281

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.82%, maturity November 15, 2030)	08/18/2020	9,897,500	4,135,102	2,622,838

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 30, 2030)	01/14/2020	9,000,000	2,443,854	1,215,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.92%, maturity October 25, 2030)	06/11/2020	17,825,000	6,801,897	4,723,625

BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.04%, maturity April 20, 2035)	03/23/2022	10,700,000	10,283,833	8,667,000

B&M CLO 2014-1 Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 16, 2026)	10/30/2014	22,000,000	1,872,796	-

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 18, 2029)	03/19/2013	16,098,067	1,211,792	49,904

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.47%, maturity January 15, 2031)	09/29/2021	14,500,000	4,700,347	2,030,000

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.40%, maturity July 15, 2031)	03/27/2019	7,134,333	2,538,919	1,284,180

Carlyle US CLO 2017-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.91%, maturity April 20, 2031)	01/27/2021	7,550,000	3,423,882	1,585,500

Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.71%, maturity January 25, 2035)	10/21/2020	14,558,333	10,158,986	9,026,166

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.66%, maturity October 20, 2034)	08/24/2021	$ 42,537,500	$ 31,789,823	$ 26,798,625

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity October 15, 2029)	05/31/2018	21,350,000	4,104,830	427,000

Catskill Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 4.91%, maturity April 20, 2029)	02/10/2022	7,942,500	2,941,555	953,100

CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.87%, maturity April 20, 2034)	03/24/2022	20,050,000	15,393,372	10,626,500

Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.20%, maturity July 23, 2034)	02/10/2022	39,847,225	18,432,941	17,134,307

Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.89%, maturity October 17, 2034)	01/28/2022	19,126,500	11,287,634	8,224,395

Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.92%, maturity October 25, 2034)	03/23/2022	20,008,575	16,383,453	12,205,231

Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.18%, maturity April 20, 2035)	02/16/2022	29,235,000	23,095,078	20,025,975

CIFC Fenway Warehouse II Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 15.17%, maturity October 05, 2023)	01/27/2022	6,107,405	6,107,405	6,107,405

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity October 22, 2031)	03/06/2018	18,225,000	6,485,013	3,462,750

CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7), (Estimated yield 18.32%, maturity January 23, 2035)	10/18/2021	27,435,000	23,456,954	20,164,725

Columbia Cent CLO 28 Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity November 07, 2030)	01/14/2022	40,000,000	9,220,962	600,000

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 20, 2030)	06/10/2021	22,000,000	10,422,744	3,520,000

Dryden 33 Senior Loan Fund
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 15, 2029)	11/18/2020	9,600,000	-	2,880

Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 9.59%, maturity July 15, 2030)	09/23/2021	13,100,000	5,979,765	2,882,000

Dryden 53 CLO, LLC
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	02/10/2022	9,640,783	3,879,559	2,506,604

Dryden 75 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.22%, maturity April 14, 2034)	08/17/2022	2,120,000	1,686,963	1,330,331

Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.45%, maturity July 17, 2030)	03/23/2022	35,350,000	24,858,735	19,442,500

Dryden 106 CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 12.33%, maturity October 15, 2035)	10/18/2022	29,477,500	23,018,966	16,790,382

Dryden 108 CLO. Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.34%, maturity July 18, 2035)	06/15/2023	18,600,000	12,794,045	12,648,000

Eaton Vance CLO 2015-1, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 20, 2030)	02/01/2022	2,500,000	930,971	512,500

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 6.20%, maturity April 15, 2033)	02/21/2020	24,000,000	18,810,232	10,560,000

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.40%, maturity April 20, 2032)	02/11/2021	27,190,000	18,932,943	10,740,050

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.60%, maturity October 20, 2034)	09/21/2021	32,000,000	26,000,518	16,960,000

Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.74%, maturity October 20, 2034)	01/25/2022	10,400,000	10,640,050	10,192,000

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2029)	06/19/2020	25,500,000	6,749,247	2,295,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 15, 2030)	08/03/2021	$ 18,125,000	$ 5,418,742	$ 3,126,744

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 17.35%, maturity January 20, 2028)	10/21/2021	24,460,380	11,564,615	8,071,925

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7)(8), (Estimated yield 17.51%, maturity January 23, 2035)	11/12/2021	24,174,000	21,277,077	16,196,580

ICG US CLO 2014-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 31.75%, maturity October 20, 2034)	03/01/2023	28,687,500	6,052,747	5,307,188

ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 38.53%, maturity July 22, 2031)	05/24/2022	20,000,000	8,942,523	6,400,000

Kings Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 17.89%, maturity January 21, 2035)	12/07/2021	30,552,500	23,234,523	19,248,075

KVK CLO 2013-1, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 14, 2028)	09/22/2020	3,950,000	1,001,959	553,000

LCM 35 Ltd.
CLO income notes(5)(7), (Estimated yield 15.97%, maturity October 15, 2034)	10/28/2021	28,000,000	21,079,208	14,487,087

LCM 40 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.39%, maturity January 15, 2036)	04/20/2023	17,000,000	12,423,969	11,733,324

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2029)	01/11/2018	19,640,000	5,309,310	1,964

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 23, 2047)	01/21/2022	11,000,000	3,107,604	2,200,000

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.90%, maturity April 19, 2030)	09/17/2019	21,500,000	8,156,159	5,160,000

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 27, 2026)	03/07/2019	34,300,000	-	27,440

Madison Park Funding XIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 40.02%, maturity January 22, 2028)	04/06/2023	12,093,750	4,883,016	4,958,438

Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.23%, maturity October 15, 2032)	01/26/2022	7,000,000	4,888,526	4,025,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.25%, maturity October 20, 2029)	03/28/2019	3,568,750	1,790,114	1,177,688

Madison Park Funding XXVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.88%, maturity July 15, 2030)	02/01/2022	4,267,000	2,559,049	2,010,787

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 19.88%, maturity April 15, 2047)	02/23/2018	17,550,000	9,802,465	7,445,574

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7), (Estimated yield 22.05%, maturity April 22, 2027)	10/08/2015	39,075,000	17,411,757	12,504,000

Man GLG US CLO 2018-2 Ltd.
CLO subordinated notes(5)(7)(8)(10)(19), (Estimated yield 0.00%, maturity October 15, 2028)	02/18/2021	32,000,000	-	57,600

Marble Point CLO XVII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.83%, maturity April 20, 2033)	05/09/2023	5,000,000	2,378,373	2,350,000

Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.65%, maturity October 15, 2050)	01/25/2022	25,500,000	20,191,954	15,045,000

Marble Point CLO XXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.09%, maturity April 20, 2035)	01/24/2023	21,690,000	16,085,694	14,532,300

Midocean Credit CLO II
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 29, 2030)	06/17/2021	13,600,000	3,256,849	272,000

Midocean Credit CLO III
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	5,610,318	999,000

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 17.90%, maturity April 20, 2033)	11/08/2016	29,700,000	22,061,687	11,880,000

Milford Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.18%, maturity July 20, 2035)	05/12/2022	32,960,000	27,806,170	27,356,800

MP CLO VIII, Ltd.
CLO income notes(5)(7), (Estimated yield 15.00%, maturity April 28, 2034)	11/10/2021	11,000,000	4,264,899	2,695,000

Nassau 2017-II Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	8,200,260	2,440

Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.09%, maturity January 28, 2030)	01/26/2022	7,800,000	2,534,088	1,638,000

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.11%, maturity October 20, 2034)	09/02/2021	30,000,000	25,293,517	21,900,000

Oaktree CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 30.90%, maturity October 20, 2030)	08/25/2022	11,000,000	4,644,102	3,575,000

OCP CLO 2015-9, Ltd
CLO subordinated notes(5)(7), (Estimated yield 28.13%, maturity January 15, 2033)	04/12/2023	10,000,000	3,887,192	3,800,000

OCP CLO 2020-18, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.34%, maturity July 20, 2032)	08/16/2022	27,840,000	12,418,207	10,300,800

OCP CLO 2021-22, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.61%, maturity December 02, 2034)	07/26/2022	7,950,000	6,166,668	5,962,500

Octagon Investment Partners XVII, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 25, 2031)	05/18/2021	9,300,500	2,194,873	1,069,558

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 9.02%, maturity January 22, 2030)	06/07/2018	32,055,000	10,922,725	5,289,075

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2031)	08/24/2021	$ 10,250,000	$ 4,502,166	$ 2,529,550

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.01%, maturity July 20, 2030)	09/13/2022	10,000,000	4,349,528	3,200,000

Octagon Investment Partners 39, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2030)	04/27/2022	2,800,000	1,155,257	798,000

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.54%, maturity January 20, 2035)	02/14/2019	7,000,000	4,411,299	3,360,000

Octagon Investment Partners 48, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.66%, maturity October 20, 2034)	07/25/2022	10,250,000	8,216,992	7,072,500

Octagon 57, Ltd.
CLO income notes(5)(7)(8)(11), (Estimated yield 19.73%, maturity October 15, 2034)	10/13/2021	31,725,000	24,594,826	19,986,247

Octagon 60, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.63%, maturity October 20, 2035)	09/08/2022	35,750,000	30,057,941	25,025,000

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7)(19), (Estimated yield 0.00%, maturity August 16, 2029)	04/26/2019	8,500,000	3,430,190	595,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 17, 2029)	01/29/2020	21,891,673	3,446,341	301,169

OZLM IX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.02%, maturity October 20, 2031)	06/24/2022	13,000,000	1,992,857	1,365,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.03%, maturity July 15, 2034)	12/07/2015	31,810,472	14,109,850	9,061,975

OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.67%, maturity January 15, 2035)	04/29/2022	36,897,500	18,051,993	13,564,537

Race Point IX CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 15, 2030)	06/23/2021	2,394,474	624,455	311,282

Regatta Charlie
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 13.95%, maturity July 13, 2023)	02/04/2022	4,646,250	4,646,250	4,646,250

Regatta VI Funding Ltd.
CLO income notes(5)(7)(8), (Estimated yield 9.27%, maturity April 20, 2034)	10/21/2021	22,000,000	11,085,507	6,820,000

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 18.91%, maturity January 15, 2034)	02/18/2021	28,886,856	21,862,536	18,776,456

Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.75%, maturity July 20, 2035)	05/06/2022	38,823,000	29,396,588	29,117,250

Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(8)(11), (Estimated yield 16.87%, maturity January 20, 2035)	11/04/2021	25,829,333	20,546,146	16,789,066

Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.70%, maturity January 18, 2034)	03/18/2022	2,400,000	1,364,763	1,044,000

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.69%, maturity July 20, 2035)	05/06/2022	34,068,750	28,055,410	22,826,063

Rockford Tower CLO 2022-3, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 32.91%, maturity January 20, 2035)	05/09/2023	21,000,000	15,842,599	15,750,000

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 15.05%, maturity April 20, 2034)	04/26/2021	28,750,000	22,331,712	17,825,000

Romark CLO – V Ltd.
CLO income notes(5)(7)(8), (Estimated yield 16.52%, maturity January 15, 2035)	11/18/2021	27,000,000	20,153,507	14,310,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 28.85%, maturity April 13, 2031)	08/14/2018	24,500,000	6,703,005	2,858,461

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity May 07, 2031)	09/17/2019	20,750,000	6,501,475	4,461,250

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.87%, maturity July 21, 2034)	07/19/2021	22,860,000	18,956,409	14,287,500

Signal Peak CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.20%, maturity January 24, 2035)	02/16/2023	10,000,000	7,206,137	6,200,000

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 18, 2031)	05/04/2021	44,500,000	5,750,782	1,112,500

Sound Point CLO VI-R, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2031)	05/01/2018	24,656,983	5,041,928	616,425

Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 26, 2031)	07/07/2021	13,000,000	6,463,651	2,015,000

Sound Point CLO XXXIII, Ltd
CLO subordinated notes(5)(7), (Estimated yield 26.72%, maturity April 25, 2035)	06/01/2023	15,733,176	7,946,643	7,866,588

Symphony CLO XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 38.32%, maturity April 15, 2028)	06/21/2023	5,000,000	1,162,460	1,149,860

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,266,409	1,433

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity January 17, 2030)	07/11/2013	14,350,000	4,817,476	143,500

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	2,140

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2023
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 11.74%, maturity April 18, 2036)	02/02/2017	$ 14,200,000	$ 8,828,230	$ 5,538,000

THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.02%, maturity January 20, 2031)	03/02/2022	25,400,000	18,138,178	12,446,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	1,683,974	630

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7)(8)(19), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	5,502,595	1,327

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018	15,992,521	4,707,293	1,359,364

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027)	01/09/2017	17,000,000	6,293,871	256,292

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	7,200,000	532,119	-

Venture XXI CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	13,459,356	3,000

Venture XXII CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity January 15, 2031)	02/09/2022	18,500,000	8,551,927	4,532,500

Venture XXIII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.97%, maturity July 19, 2034)	05/24/2022	4,125,000	1,473,047	948,750

Venture XXV CLO, Limited
CLO subordinated notes(5)(7)(8)(19), (Estimated yield 0.00%, maturity April 20, 2029)	09/25/2020	13,750,000	3,130,215	962,500

Venture 37 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 7.89%, maturity July 15, 2032)	05/28/2019	8,500,000	5,458,864	2,975,000

Venture 40 CLO, Limited
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity November 24, 2031)	10/16/2020	17,580,000	-	-

Venture 41 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 20.14%, maturity January 20, 2034)	04/06/2022	9,000,000	7,197,737	5,490,000

Venture 42 CLO, Limited
CLO subordinated notes(5)(7)(8), (Estimated yield 17.29%, maturity April 15, 2034)	03/15/2021	7,000,000	5,391,319	4,060,000

Venture 44 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 17.66%, maturity October 20, 2034)	08/16/2021	24,750,000	19,408,230	13,860,000

Venture 47 CLO, Limited
CLO subordinated notes(5)(7)(9), (Estimated yield 29.88%, maturity April 20, 2036)	03/14/2023	13,000,000	10,849,121	11,960,000

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.48%, maturity October 20, 2031)	02/05/2019	26,250,000	9,647,740	2,362,500

Vibrant CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.19%, maturity October 20, 2034)	08/17/2022	24,900,000	17,229,777	14,193,000

Voya CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.24%, maturity July 16, 2034)	03/08/2022	15,500,000	11,941,588	9,455,000

Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.11%, maturity October 20, 2031)	05/03/2022	10,500,000	8,797,200	7,402,500

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	11,000,000	5,280,208	1,100

Wellfleet CLO X, Ltd.
CLO subordinated notes(5)(7)(8)(11), (Estimated yield 8.97%, maturity July 20, 2032)	12/03/2020	7,310,000	3,808,456	1,535,100

Wellfleet CLO 2017-1, Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity April 20, 2029)	11/03/2021	2,000,000	927,895	60,000

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity July 18, 2026)	11/16/2018	20,250,000	192,723	119,475

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 18.48%, maturity July 20, 2034)	05/14/2021	30,700,000	23,137,304	18,113,000

Wind River 2023-1 CLO Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 12.25%, maturity April 25, 2036)	03/13/2023	42,300,000	36,648,592	28,341,000

York CLO-5 Ltd.
CLO subordinated notes(5)(7)(8), (Estimated yield 23.15%, maturity October 22, 2031)	05/20/2021	32,625,000	16,995,417	13,376,250

York CLO-2 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 34.54%, maturity January 22, 2031)	05/18/2022	8,379,000	3,486,568	3,351,600

Zais CLO 7, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity April 15, 2030)	06/29/2021	9,200,000	1,764,641	184,000

Zais CLO 8, Limited
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity April 15, 2029)	02/23/2018	3,500,000	1,340,274	105,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018	12,700,000	6,093,630	1,270,000

			1,662,094,699	1,164,069,546
Collateralized Loan Obligation Fee Notes - Equity Investments - Other CLO Equity Related Investments
Structured Finance - Equity Fee Note Investments
Ares LXI CLO Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 20, 2034)	08/25/2021	$ 13,000,000	$ 363,599	$ 335,778

BlueMountain Fuji US CLO II Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 20, 2030)	12/22/2021	55,350,000	-	67,131

Columbia Cent CLO 28 Limited
CLO subordinated fee notes (5)(7)(18), (maturity November 07, 2030)	12/22/2021	40,000,000	-	-

HPS Loan Management 2021-16, Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity January 23, 2035)	11/12/2021	24,174,000	772,900	676,768

Man GLG US CLO 2018-2 Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 15, 2028)	04/20/2021	32,000,000	-	-

Point AU Roche Park CLO, Ltd.
CLO subordinated M1 fee notes(5)(7)(18), (maturity July 20, 2034)	05/28/2021	12,320,000	140,351	113,992

CLO subordinated M2 fee notes(5)(7)(18), (maturity July 20, 2034)	05/28/2021	12,320,000	252,994	209,533

Octagon 57, Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 15, 2034)	10/13/2021	31,725,000	629,088	546,711

Regatta VI Funding Ltd.
CLO subordinated R1 fee notes(5)(7)(18), (maturity April 20, 2034)	10/21/2021	42,000,000	60,316	109,242

CLO subordinated R2 fee notes(5)(7)(18), (maturity April 20, 2034)	10/21/2021	42,000,000	337,059	794,463

Regatta XVIII Funding Ltd.
CLO subordinated fee notes (5)(7)(11)(18), (maturity January 15, 2034)	02/18/2021	28,886,856	318,746	319,204

Regatta XXIII Funding Ltd.
CLO subordinated fee notes (5)(7)(11)(18), (maturity January 20, 2035)	11/04/2021	22,496,000	394,040	350,091

Rockland Park CLO, Ltd.
CLO subordinated M1 fee notes(5)(7)(18), (maturity April 20, 2034)	04/26/2021	28,750,000	280,643	238,452

CLO subordinated M2 fee notes(5)(7)(18), (maturity April 20, 2034)	04/26/2021	28,750,000	522,260	476,313

Rockford Tower CLO 2021-3, Ltd.
CLO subordinated fee notes (5)(7)(11)(18), (maturity October 20, 2034)	09/22/2021	29,264,625	407,980	344,451

Romark CLO – V Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity January 15, 2035)	11/18/2021	27,000,000	738,198	253,989

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity April 18, 2029)	02/02/2017	11,563,637	87,559	572,455

Tralee CLO IV, Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity January 20, 2030)	03/16/2018	286,377	-	-

Venture XXV CLO, Limited
CLO subordinated fee notes (5)(7)(18), (maturity April 20, 2029)	09/25/2020	12,500,000	-	21,436

Venture 42 CLO, Limited
CLO subordinated Y fee notes(5)(7)(18), (maturity April 15, 2034)	03/15/2021	582,524	286,786	253,722

Wellfleet CLO X, Ltd.
CLO subordinated fee notes (5)(7)(11)(18), (maturity July 20, 2032)	06/30/2021	7,310,000	14,465	11,079

Wind River 2021-2 CLO Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity July 20, 2034)	05/14/2021	30,700,000	525,961	477,503

York CLO-5 Ltd.
CLO subordinated fee notes (5)(7)(18), (maturity October 22, 2031)	06/30/2021	21,500,000	87,914	48,307

CLO other (8)(18)	Various(16)		6,320,634	6,001,919

			12,541,491	12,222,539

Total Structured Finance - Equity Investments			$ 1,674,636,190	$ 1,176,292,085	146.23%
Total Collateralized Loan Obligation - Equity Investments			$ 1,674,636,190	$ 1,176,292,085	146.23%

Total Investments			$ 1,754,722,412	$ 1,242,003,273	154.40%

Cash Equivalents

First American Government Obligations Fund, Class Z Shares, 4.97%(12)		34,564,586	$ 34,564,586	$ 34,564,586

Total Cash Equivalents			$ 34,564,586	$ 34,564,586	4.30%

Total Investments and Cash Equivalents			$ 1,789,286,999	$ 1,276,567,860	158.70%

(1) We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

      In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2) Fair value is determined in good faith by the Board of Directors of the Fund.
(3) Cost value reflects accretion of original issue discount or market discount.
(4) The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5) Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6) The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of June 30, 2023.

(7)  The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8) Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from CLO equity investments.

(9) Investment has not made inaugural distribution for relevant period end. Please refer to “Note 2. Summary of Significant Accounting Policies — Investment Income” in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2023.

(10) The CLO equity investment was optionally redeemed. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost. See “Note 2. Summary of Significant Accounting Policies — Securities Transactions” in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2023.

(11) Investment is co-invested with the Fund’s affiliates. See “Note 4. Related Party Transactions” in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2023.
(12) Represents cash equivalents held in a money market account as of June 30, 2023.
(13) The fair value of the investment was determined using significant unobservable inputs. See “Note 3. Fair Value” in OXLC’s most recently filed Form N-CSR for the year ended March 31, 2023.

(14) The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the “Securities Act”). 'These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities Act).
(15) Acquisition date represents the initial date of purchase.
(16) Cost and fair value total represents multiple investments which were purchased within one year prior to June 30, 2023.
(17) The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate (“SOFR”).
(18) Cost value reflects amortized cost.

(19) As of June 30, 2023, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.